Net financial income / (loss) (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Disclosure of net financial income (loss)
Net financial income (loss) can be analyzed as follows :

(in thousands of euro)	June 30, 2025	June 30, 2024

Interests on financial assets	793	1,269
Change in valuation allowance on financial instruments	464	1,471
Foreign exchange gains	5,630	873
Financial income	6,886	3,613
Foreign exchange losses	(2,574)	(1,763)
Unrealized losses on financial assets	—	—
Interest on financial liabilities	(229)	(300)
Financial expenses	(2,803)	(2,064)
Net financial income (loss)	4,083	1,549